Equity - Summary of Non-controlling Interests in Subsidiaries (Parenthetical) (Detail) $ in Billions	Dec. 31, 2018 CAD ($)
TD Capital Trust III [member]
Disclosure of subsidiaries [line items]
Redemption of non-controlling interests in subsidiaries	$ 1